Revenues - Summary of Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Income [Abstract]
Deferred revenue—current	$ 833	$ 815	$ 937
Deferred revenue—non-current			$ 38